General information, statement of compliance and basis of presentation	6 Months Ended
Jun. 30, 2026
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General information, statement of compliance and basis of presentation	General information, statement of compliance and basis of presentation
The unaudited interim condensed consolidated financial statements as of June 30, 2026 and for the six-month period ended June 30, 2026 were prepared under the supervision of the management of the Company and were submitted by the Executive Board to the review of the Supervisory Board.

All amounts in the unaudited interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The unaudited interim condensed consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting” which provides for the presentation of selected explanatory notes. As they are unaudited interim condensed consolidated financial statements, the accompanying notes do not contain all the disclosures required for annual consolidated financial statements and should therefore be read in conjunction with the Company’s consolidated financial statements prepared in accordance with IFRS ® Accounting Standards, as of and for the year ended December 31, 2025.

The preparation of the unaudited interim condensed consolidated financial statements in accordance with IAS 34 – “Interim Financial Reporting” requires the use of estimates and assumptions that affect the amounts and information disclosed in the condensed consolidated financial statements. See Note 3.2 – Use of judgement, estimates and assumptions.

The accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026 are identical to those used for the year ended December 31, 2025 except for the standards listed below that required adoption in 2026.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2026

The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2026 in the European Union primarily concern:
■Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments
■Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity
■Annual Improvements to IFRS Accounting Standards and amendments to:
■IFRS 1 First-time Adoption of International Financial Reporting Standards;
■IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
■IFRS 9 Financial Instruments;
■IFRS 10 Consolidated Financial Statements; and
■IAS 7 Statement of Cash flows.

These amendments had no material impact on the Company’s unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable are:
■Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates – as of January 1, 2027;
■Amendments to IAS 28 Investments in Associates and Joint Ventures – as of January 1, 2027;
■New standard – IFRS 18 – Presentation and Disclosure in Financial Statements – as of January 1, 2027;
■The Company is continuing to assess the potential impacts of adopting IFRS 18. At this stage, it does not expect the application of this new standard to have a significant impact on its financial statements;
■New standard – IFRS 19 – Subsidiaries without Public Accountability: Disclosures– as of January 1, 2027;
■New standard – IFRS 20 Regulatory Assets and Regulatory Liabilities – as of January 1, 2029.

The Company is currently assessing the applicability and impact of these new standards, interpretations and amendments.

Seasonality of the Company’s activities

According to IAS 34 – “Interim Financial Reporting”, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed consolidated financial statements in order to provide a better understanding and comparison of its interim consolidated financial statements.

As mentioned in Note 16 – Revenue and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.

Therefore, the following unaudited interim condensed consolidated financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34.20.

Going Concern

The Company has prepared its consolidated financial statements assuming that it will continue as a going concern.

From inception, the Company has financed its growth through successive capital increases, debt, collaboration and license agreements and collection of research tax credit (CIR) receivables. The Company continues to pursue its research and development activities.

The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it is developing, which necessitates a research and development phase spanning multiple years. The Company does not expect to generate revenue from product sales in the near future. Therefore, the Company cannot assure that it will ever be profitable or generate positive cash flow from operating activities.

Furthermore, the Company may face unforeseen challenges, complications, development delays, and other unknown factors that may incur additional expenses.

As of June 30, 2026 the Company has a cash and cash equivalents closing balance of €110.9 million consisting of cash and short-term bank deposits that are liquid and easily convertible within 3 months without penalty or risk of change in value (see Note 9 – Cash and cash equivalents).

Based on the Company’s cash and cash equivalent balance at June 30, 2026, the Company projects that it has sufficient liquidity to meet its obligations as they become due in the normal course of business for at least the next 12 months from the authorization date of these financial statements. Accordingly, Management has determined there is no substantial doubt regarding the Company's ability to continue as a going concern.